Quarterly Holdings Report

for

Fidelity® Value Factor ETF

April 30, 2019

T23-QTLY-0619

1.9880060.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%

	Shares	Value
COMMUNICATION SERVICES – 10.1%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	47,450	$1,469,052
Verizon Communications, Inc.	26,466	1,513,590

		2,982,642

Entertainment – 1.4%
The Walt Disney Co.	10,543	1,444,075
Viacom, Inc. Class B	14,700	424,977

		1,869,052

Interactive Media & Services – 4.9%
Alphabet, Inc. Class A (a)	3,212	3,851,059
Facebook, Inc. Class A (a)	13,702	2,649,967

		6,501,026

Media – 1.5%
Comcast Corp. Class A	32,228	1,402,885
Discovery, Inc. Class A (a)	15,803	488,313

		1,891,198

TOTAL COMMUNICATION SERVICES		13,243,918

CONSUMER DISCRETIONARY – 10.2%
Automobiles – 1.0%
Ford Motor Co.	124,984	1,306,083

Diversified Consumer Services – 0.8%
H&R Block, Inc.	40,493	1,101,815

Hotels, Restaurants & Leisure – 2.8%
Norwegian Cruise Line Holdings Ltd. (a)	19,167	1,080,827
Royal Caribbean Cruises Ltd.	8,566	1,035,972
Starbucks Corp.	19,661	1,527,267

		3,644,066

Household Durables – 1.7%
Lennar Corp. Class A	21,095	1,097,573
PulteGroup, Inc.	34,885	1,097,482

		2,195,055

Multiline Retail – 2.3%
Kohl’s Corp.	14,328	1,018,721
Macy’s, Inc.	36,862	867,731
Target Corp.	15,190	1,176,010

		3,062,462

Specialty Retail – 1.6%
The Home Depot, Inc.	10,522	2,143,331

TOTAL CONSUMER DISCRETIONARY		13,452,812

CONSUMER STAPLES – 6.4%
Food & Staples Retailing – 2.1%
The Kroger Co.	26,209	675,668
Walgreens Boots Alliance, Inc.	12,611	675,571
Walmart, Inc.	13,313	1,369,109

		2,720,348

Food Products – 1.7%
Archer-Daniels-Midland Co.	16,831	750,663
Ingredion, Inc.	6,754	639,942
Tyson Foods, Inc. Class A	11,720	879,117

		2,269,722

	Shares	Value
Household Products – 0.7%
Kimberly-Clark Corp.	7,363	$945,262

Tobacco – 1.9%
Altria Group, Inc.	21,876	1,188,523
Philip Morris International, Inc.	15,641	1,353,885

		2,542,408

TOTAL CONSUMER STAPLES		8,477,740

ENERGY – 4.9%
Oil, Gas & Consumable Fuels – 4.9%
Chevron Corp.	12,370	1,485,142
ConocoPhillips	10,531	664,717
Exxon Mobil Corp.	25,559	2,051,877
HollyFrontier Corp.	6,700	319,791
Marathon Petroleum Corp.	8,320	506,438
PBF Energy, Inc. Class A	9,714	326,196
Phillips 66	5,515	519,899
Valero Energy Corp.	5,786	524,559

TOTAL ENERGY		6,398,619

FINANCIALS – 14.0%
Banks – 6.3%
Bank of America Corp.	64,929	1,985,529
Citigroup, Inc.	21,004	1,484,983
Citizens Financial Group, Inc.	20,126	728,561
JPMorgan Chase & Co.	21,869	2,537,898
Wells Fargo & Co.	32,623	1,579,279

		8,316,250

Capital Markets – 0.7%
Morgan Stanley	20,504	989,318

Consumer Finance – 2.0%
Capital One Financial Corp.	9,792	908,991
Discover Financial Services	10,610	864,609
Synchrony Financial	23,307	808,054

		2,581,654

Diversified Financial Services – 2.6%
Berkshire Hathaway, Inc. Class B (a)	12,416	2,690,671
Voya Financial, Inc.	13,811	758,086

		3,448,757

Insurance – 1.8%
Athene Holding Ltd. Class A (a)	14,758	666,471
MetLife, Inc.	17,975	829,187
Prudential Financial, Inc.	8,636	912,911

		2,408,569

Thrifts & Mortgage Finance – 0.6%
Radian Group, Inc.	32,550	762,321

TOTAL FINANCIALS		18,506,869

HEALTH CARE – 12.7%
Biotechnology – 6.1%
AbbVie, Inc.	20,787	1,650,280
Amgen, Inc.	8,874	1,591,286

2

Common Stocks – continued

	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Biogen, Inc. (a)	4,210	$965,100
Celgene Corp. (a)	15,721	1,488,150
Gilead Sciences, Inc.	21,778	1,416,441
United Therapeutics Corp. (a)	9,634	988,159

		8,099,416

Health Care Providers & Services – 2.7%
Cigna Corp. (a)	7,205	1,144,442
CVS Health Corp.	22,726	1,235,840
McKesson Corp.	9,401	1,121,069

		3,501,351

Pharmaceuticals – 3.9%
Johnson & Johnson	21,096	2,978,755
Pfizer, Inc.	53,584	2,176,047

		5,154,802

TOTAL HEALTH CARE		16,755,569

INDUSTRIALS – 10.0%
Aerospace & Defense – 1.1%
United Technologies Corp.	10,752	1,533,343

Airlines – 2.9%
Delta Air Lines, Inc.	19,412	1,131,525
JetBlue Airways Corp. (a)	46,214	857,270
Southwest Airlines Co.	16,620	901,302
United Continental Holdings, Inc. (a)	10,323	917,302

		3,807,399

Building Products – 0.6%
Owens Corning	15,889	814,629

Machinery – 3.2%
Caterpillar, Inc.	8,867	1,236,237
Cummins, Inc.	6,177	1,027,173
Oshkosh Corp.	11,071	914,354
PACCAR, Inc.	13,944	999,367

		4,177,131

Professional Services – 0.8%
ManpowerGroup, Inc.	10,536	1,011,877

Trading Companies & Distributors – 1.4%
AerCap Holdings N.V. (a)	17,622	874,756
United Rentals, Inc. (a)	6,818	960,793

		1,835,549

TOTAL INDUSTRIALS		13,179,928

INFORMATION TECHNOLOGY – 22.2%
Communications Equipment – 1.5%
Cisco Systems, Inc.	36,331	2,032,719

Electronic Equipment, Instruments & Components – 0.6%
Tech Data Corp. (a)	7,483	797,763

IT Services – 7.1%
Accenture PLC Class A	7,616	1,391,215
Alliance Data Systems Corp.	4,160	666,016

	Shares	Value
Cognizant Technology Solutions Corp. Class A	12,807	$934,399
DXC Technology Co.	12,251	805,381
International Business Machines Corp.	9,547	1,339,157
Mastercard, Inc. Class A	7,713	1,960,953
Visa, Inc. Class A	13,903	2,286,070

		9,383,191

Semiconductors & Semiconductor Equipment – 3.0%
Applied Materials, Inc.	22,594	995,717
Intel Corp.	37,417	1,909,764
Micron Technology, Inc. (a)	23,816	1,001,701

		3,907,182

Software – 5.4%
Microsoft Corp.	43,082	5,626,509
Oracle Corp.	26,210	1,450,200

		7,076,709

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	25,752	5,167,654
Western Digital Corp.	16,969	867,455

		6,035,109

TOTAL INFORMATION TECHNOLOGY		29,232,673

MATERIALS – 2.6%
Chemicals – 1.4%
Dow, Inc. (a)	5,102	289,437
DowDuPont, Inc.	15,307	588,554
Huntsman Corp.	11,920	265,101
LyondellBasell Industries N.V. Class A	4,284	377,977
The Chemours Co.	7,509	270,399

		1,791,468

Containers & Packaging – 0.4%
International Paper Co.	6,909	323,410
Westrock Co.	7,021	269,466

		592,876

Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	27,311	336,199
Nucor Corp.	5,388	307,493
Steel Dynamics, Inc.	7,643	242,130
United States Steel Corp.	11,429	178,292

		1,064,114

TOTAL MATERIALS		3,448,458

REAL ESTATE – 3.5%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Apple Hospitality REIT, Inc.	13,705	225,447
Brixmor Property Group, Inc.	13,565	242,542
Hospitality Properties Trust	8,560	222,560
Host Hotels & Resorts, Inc.	15,030	289,177
Kimco Realty Corp.	14,277	248,277
Medical Properties Trust, Inc.	13,138	229,390
Park Hotels & Resorts, Inc.	7,876	252,662
Prologis, Inc.	6,012	460,940

3

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
RLJ Lodging Trust	12,057	$221,969
Sabra Health Care REIT, Inc.	10,984	214,847
Senior Housing Properties Trust	16,234	130,359
Simon Property Group, Inc.	2,590	449,883
Ventas, Inc.	4,904	299,684
VICI Properties, Inc.	11,361	259,031
Weyerhaeuser Co.	11,590	310,612

		4,057,380

Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	6,071	316,117
Jones Lang LaSalle, Inc.	1,666	257,514

		573,631

TOTAL REAL ESTATE		4,631,011

UTILITIES – 3.2%
Electric Utilities – 2.0%
Duke Energy Corp.	6,809	620,436
Edison International	6,810	434,274
Exelon Corp.	10,850	552,807
PPL Corp.	13,099	408,820
The Southern Co.	11,118	591,700

		2,608,037

Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.	21,474	367,635
NRG Energy, Inc.	8,695	357,973
Vistra Energy Corp.	13,793	375,859

		1,101,467

	Shares	Value
Multi-Utilities – 0.4%
Consolidated Edison, Inc.	5,317	$458,113
Dominion Energy, Inc.	1	78

		458,191

TOTAL UTILITIES		4,167,695

TOTAL COMMON STOCKS (Cost $124,186,459)		131,495,292

Money Market Funds – 0.1%

Fidelity Cash Central Fund, 2.49% (b) (Cost $151,533)	151,503	151,533

TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $124,337,992)		131,646,825

NET OTHER ASSETS (LIABILITIES) – 0.1%		108,947

NET ASSETS – 100.0%		$131,755,772

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$2,102

Fidelity Securities Lending Cash Central Fund	192

Total	$2,294

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

4

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

6